Investment Securities	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Investment Securities [Abstract]
Investment Securities

2.            INVESTMENT SECURITIES

As Old Line Bank purchases securities, management determines if we should classify the securities as held to maturity, available for sale or trading.  We record the securities which management has the intent and ability to hold to maturity at amortized cost which is cost adjusted for amortization of premiums and accretion of discounts to maturity.  We classify securities which we may sell before maturity as available for sale and carry these securities at fair value with unrealized gains and losses included in stockholders' equity on an after tax basis.  Management has not identified any investment securities as trading.   During the 2nd quarter of 2011, Old Line Bank sold $488,457 in investments that we previously classified as held to maturity.  As required, all securities held at that time and previously classified as held to maturity were reclassified as available for sale.

We record gains and losses on the sale of securities on the trade date and determine these gains or losses using the specific identification method.  We amortize premiums and accrete discounts using the interest method.  Presented below is a summary of the amortized cost and estimated fair value of securities.

June 30, 2012	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
Available for sale
U. S. treasury	$1,248,789	$4,961	$-	$1,253,750
U.S. government agency	25,188,480	77,681	(6,202)	25,259,959
Municipal securities	51,203,507	1,737,763	(293,127)	52,648,143
Mortgage backed	87,028,548	2,397,596	(85,213)	89,340,931
	$164,669,324	$4,218,001	$(384,542)	$168,502,783

December 31, 2011
Available for sale
U. S. treasury	$1,247,889	$8,361	$-	$1,256,250
U.S. government agency	25,998,568	112,040	(19,537)	26,091,071
Municipal securities	33,753,049	1,396,859	(7,915)	35,141,993
Mortgage backed	96,803,309	2,557,430	(65,218)	99,295,521
	$157,802,815	$4,074,690	$(92,670)	$161,784,835

As of June 30, 2012, securities with unrealized losses segregated by length of impairment were as follows:

June 30, 2012	Fair value	Unrealized losses
Unrealized losses less than 12 months
U.S. treasury	$-	$-
U.S. government agency	2,992,350	6,202
Municipal securities	11,511,334	293,126
Mortgage backed	18,003,817	80,094
Total unrealized losses less than 12 months	32,507,501	379,422

Unrealized losses greater than 12 months
U.S. treasury	-	-
U.S. government agency	-	-
Municipal securities	-	-
Mortgage backed	1,330,430	5,120
Total unrealized losses greater than 12 months	1,330,430	5,120

Total unrealized losses
U.S. treasury	-	-
U.S. government agency	2,992,350	6,202
Municipal securities	11,511,334	293,126
Mortgage backed	19,334,247	85,214
Total unrealized losses	$33,837,931	$384,542

We consider all unrealized losses on securities as of June 30, 2012 to be temporary losses because we will redeem each security at face value at or prior to maturity.  We have the ability and intent to hold these securities until recovery or maturity.  As of June 30, 2012, we do not have the intent to sell any of the securities classified as available for sale and believe that it is more likely than not that we will not have to sell any such securities before a recovery of cost.  In most cases, market interest rate fluctuations cause a temporary impairment in value.  We expect the fair value to recover as the investments approach their maturity date or repricing date or if market yields for these investments decline.  We do not believe that credit quality caused the impairment in any of these securities.  Because we believe these impairments are temporary, we have not realized any loss in our consolidated statement of income.

In the three month periods ended June 30, 2012 and 2011, we recorded gross realized gains of $282,858 and $2,489, respectively, from the sale or call of investment securities.  During the six month periods ended June 30, 2012 and 2011, we received $45,675,741 and $18,420,698, respectively, in proceeds from sales or calls of investment securities resulting in realized gains of $560,028 and $40,559, respectively, from the sale or call of securities.

Contractual maturities and pledged securities at June 30, 2012 are shown below.  Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without prepayment penalties.  We classify mortgage backed securities based on maturity date.  However, we receive payments on a monthly basis.

Available for Sale

June 30, 2012	Amortized cost	Fair value

Maturing
Within one year	$2,411,463	$2,422,593
Over one to five years	15,028,622	15,140,922
Over five to ten years	29,287,068	30,070,174
Over ten years	117,942,173	120,869,095
	$164,669,324	$168,502,783
Pledged securities	$35,825,910	$36,612,217

4.Investment Securities

            Investment securities are summarized as follows:

	Amortized	Unrealized	Unrealized	Fair
December 31, 2011	cost	gains	losses	value

Available for sale
U.S. treasury	$ 1,247,889	$ 8,361	$ -	$ 1,256,250
U.S. government agency	25,998,568	112,040	(19,537)	26,091,071
Municipal securities	33,753,049	1,396,859	(7,915)	35,141,993
Mortgage backed	96,803,309	2,557,430	(65,218)	99,295,521
	$ 157,802,815	$ 4,074,690	$ (92,670)	$ 161,784,835
December 31, 2010

Available for sale
U. S. government agency	$ 3,716,858	$ 90,881	$ (3,942)	$ 3,803,797
Municipal securities	1,302,630	24,746	(169)	1,327,207
Mortgage backed	27,579,549	519,919	(180,677)	27,918,791
	$ 32,599,037	$ 635,546	$ (184,788)	$ 33,049,795
Held to maturity
Municipal securities	$ 983,783	$ 11,569	$ (39,568)	$ 955,784
Mortgage backed	20,752,686	290,747	(33,636)	21,009,797
	$ 21,736,469	$ 302,316	$ (73,204)	$ 21,965,581
December 31, 2009

Available for sale
U. S. government agency	$ 7,133,657	$ 171,946	$ (14,928)	$ 7,290,675
Municipal securities	2,253,107	36,759	(14,294)	2,275,572
Mortgage backed	18,017,019	429,682	-	18,446,701
	$ 27,403,783	$ 638,387	$ (29,222)	$ 28,012,948
Held to maturity
Municipal securities	300,779	2,714	-	303,493
Mortgage backed	5,505,728	267,544	-	5,773,272
	$ 5,806,507	$ 270,258	$ -	$ 6,076,765

4.            Investment Securities (Continued)

The table below summarizes investment securities with unrealized losses and the length of time the securities have been in an unrealized loss position as of December 31, 2011:

December 31, 2011	Fair value	Unrealized losses
Unrealized losses less than 12 months
U.S. government agency	$ 7,929,685	$ 19,537
Municipal securities	492,085	7,915
Mortgage backed	6,802,945	65,218

Total unrealized losses less than 12 months	15,224,715	92,670
Unrealized losses greater than 12 months
U.S. government agency	-	-
Municipal securities	-	-
Mortgage backed	-	-

Total unrealized losses greater than 12 months	-	-

Total unrealized losses
U.S. government agency	7,929,685	19,537
Municipal securities	492,085	7,915
Mortgage backed	6,802,945	65,218

Total unrealized losses	$ 15,224,715	$ 92,670

We consider all unrealized losses on securities as of December 31, 2011 to be temporary losses because we will redeem each security at face value at or prior to maturity.  We have the ability and intent to hold these securities until recovery or maturity.  As of December 31, 2011, we do not have the intent to sell any of the securities classified as available for sale and believe that it is more likely than not that we will not have to sell any such securities before a recovery of cost.  In most cases, market interest rate fluctuations cause a temporary impairment in value.  We expect the fair value to recover as the investments approach their maturity date or repricing date or if market yields for these investments decline.  We do not believe that credit quality caused the impairment in any of these securities.  Because we believe these impairments are temporary, we have not realized any loss in our consolidated statement of income.

During the year ended December 31, 2011, we received $17,716,257 in proceeds from sales or calls of investment securities resulting in gross realized gains of $140,149.  We did not sell any investment securities during the year ended December 31, 2010. During 2009, we received $4,243,654 in proceeds from the sale of investment securities and recorded gross realized gains of $158,551 from the sale of available for sale securities.

As a result of the acquisition of Maryland Bankcorp, we determined that it was appropriate to evaluate the investment portfolio to ensure that the acquired securities met our criteria and provided adequate liquidity.  This analysis indicated that it was prudent to reposition the portfolio and as a result we elected to sell a held to maturity security during the second quarter of 2011.  We received total proceeds of $514,079 from this sale.  At the time of sale, the book value of this security was $488,457 and we recorded a gain of $25,622.  As required by accounting guidance, we subsequently reclassified all securities classified as held to maturity to available for sale.

4.Investment Securities (Continued)

At the time of the transfer to available for sale, the book value of the held to maturity securities was $19,962,205 and the market value was $20,779,758.  Accordingly, we recorded an increase to accumulated other comprehensive of $417,553.

Contractual maturities and pledged securities at December 31, 2011, 2010 and 2009, are shown below.  Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without prepayment penalties.  We classify mortgage backed securities based on maturity date.  However, the Bank receives payments on a monthly basis.  We have pledged securities to customers who have funds invested in overnight repurchase agreements and deposits.

	Available for Sale		Held to Maturity
	Amortized	Fair	Amortized	Fair
December 31, 2011	cost	value	cost	value

Maturing
Within one year	$ 1,259,229	$ 1,280,872	$ -	$ -
Over one to five years	19,052,724	19,138,115	-	-
Over five to ten years	28,684,389	29,502,002	-	-
Over ten years	108,806,473	111,863,846	-	-
	$ 157,802,815	$ 161,784,835	$ -	$ -

Pledged securities	$ 34,530,023	$ 35,550,747	$ -	$ -

December 31, 2010

Maturing
Within one year	$ 1,009,341	$ 1,041,750	$ -	$ -
Over one to five years	1,992,780	2,078,874	302,084	305,385
Over five to ten years	12,034,769	12,202,523	6,784,476	7,005,706
Over ten years	17,562,147	17,726,648	14,649,909	14,654,490
	$ 32,599,037	$ 33,049,795	$ 21,736,469	$ 21,965,581

Pledged securities	$ -	$ -	$ -	$ -

December 31, 2009

Maturing
Within one year	$ 1,644,598	$ 1,663,512	$ -	$ -
Over one to five years	4,440,360	4,621,900	99,927	100,210
Over five to ten years	8,567,790	8,760,477	2,279,892	2,373,515
Over ten years	12,751,035	12,967,059	3,426,688	3,603,040
	$ 27,403,783	$ 28,012,948	$ 5,806,507	$ 6,076,765

Pledged securities	$ -	$ -	$ -	$ -